Investments - Schedule of Investment Income (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Investments [Abstract]
Investment Income, Interest	$ 631	$ 680	$ 1,981	$ 2,118	$ 2,757	$ 3,791
Dividend Income, Operating					19	12
Equity in net income/(loss) of subsidiaries	50	18	112	18	55	0
Investment expenses	(111)	(85)	(374)	(273)	(378)	(523)
Net investment income	570	613	1,728	1,878	2,453	3,280
Investment Income, Dividend			$ 9	$ 15